Income Tax Benefit - Current and deferred tax liabilities/assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Income taxes paid (refund) [abstract]
Current tax assets	$ 0	$ 638
Deferred tax assets	1,675	419
Deferred tax liabilities	(1,675)	(419)
Net deferred tax (liability)/asset	$ 0	$ 0